UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

                       Phoenix Institutional Mutual Funds
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,           John H. Beers, Esq.
    Counsel and Secretary for Registrant       Vice President and Counsel
       Phoenix Life Insurance Company        Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899                Hartford, CT 06103-2899
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT





Phoenix Institutional Bond Fund

Phoenix Low-Duration Core Plus Bond Fund









                    |                          |      WOULDN'T YOU RATHER
                    |                          |      HAVE THIS DOCUMENT
TRUST NAME:         |                          |      E-MAILED TO YOU?
PHOENIX             |                          |      ELIGIBLE SHAREHOLDERS CAN
INSTITUTIONAL       |                          |      SIGN UP FOR E-DELIVERY AT
MUTUAL FUNDS        |      June 30, 2008       |      PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED    |      NO BANK GUARANTEE   |      MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders....................................................    1
Disclosure of Fund Expenses................................................    4
Portfolio Holdings Summaries...............................................    6
Schedules of Investments
   Phoenix Institutional Bond Fund ("Institutional Bond Fund").............    7
   Phoenix Low-Duration Core Plus Bond Fund
      ("Low-Duration Core Plus Bond Fund").................................   19
Statements of Assets and Liabilities.......................................   26
Statements of Operations...................................................   27
Statements of Changes in Net Assets........................................   28
Financial Highlights.......................................................   30
Notes to Financial Statements..............................................   32



--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Institutional Mutual Funds unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Fellow Phoenix Shareholders:

The second quarter of 2008 continued to be a difficult time for the disciplined investor.

Rising energy prices, a declining dollar, climbing unemployment and a falling housing market that failed to show signs of bottoming out all conspired to depress consumer confidence and spook investors. For the first half of the year, the S&P 500(R) stock index was down 11.91% and the Dow Jones Industrial Average was down 13.32%.

The Federal Reserve Bank (the "Fed") was the focus of many headlines during the second quarter, particularly as it worked with other government bodies to restore investor confidence in the nation's banking system. The Fed continued to carefully navigate a course between stimulating the economy and keeping inflation in check. At the end of the quarter it decided to leave short term interest rates unchanged. This represented the first time the key rate had remained stable after ten consecutive months of cuts.

As with any rough economic patch, there were some modest breaks in the clouds. The federal stimulus checks boosted consumer spending in June and gave retailers their strongest month in more than a year.

Each of our Funds has a clearly defined investment objective and specific policies it pursues in seeking to achieve it. While the extraordinary market pressures of recent months may tempt some investors to deviate from established guidelines, we do not believe it is in the best interests of shareholders to abandon the Funds' fundamental investment approaches which have been structured to achieve long-term goals. It is important to remember that during periods of market volatility, discipline is the key for the investor, the financial advisor and the professional money manager alike.

These reports provide information about the Funds' portfolio holdings and transactions for the reporting period, in addition to performance- and fee-related data. We encourage you to consult periodically with a financial advisor to review your holdings and to make certain they continue to reflect your current investment objectives as well as your tolerance for risk.

PhoenixFunds offers a full range of equity, fixed income and money market funds, so we hope you will consider our investment choices when it comes time to round out your portfolio. A disciplined investor - particularly one who is working with a financial professional - understands the value of having a well-diversified portfolio to help moderate the impact of market volatility, and our multi-manager, multi-style approach gives you access to a wide range of investment products.

Finally, I want to remind you that we are committed to providing you with best-in-class service for all your investment needs. Access to information about your investments, and answers to your questions, is available through our website, www.PhoenixFunds.com, and from our customer service team at 1-800-243-1574.

On behalf of the entire team at Phoenix Investment Partners, Ltd., and the investment professionals at our partner companies, I want to thank you for entrusting your assets to us.

Sincerely yours,


/s/ George R. Aylward


George R. Aylward
President, PhoenixFunds


JULY 2008

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2008 TO JUNE 30, 2008


     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Institutional Mutual Funds, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Institutional Mutual Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2008 TO JUNE 30, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
                       Beginning           Ending                       Expenses
                        Account            Account        Annualized      Paid
                         Value              Value          Expense       During
                    January 1, 2008     June 30, 2008       Ratio       Period*
--------------------------------------------------------------------------------
INSTITUTIONAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X                $1,000.00          $  992.60          0.55%       $2.72
Class Y                 1,000.00             991.30          0.80         3.96

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X                 1,000.00           1,022.09          0.55         2.77
Class Y                 1,000.00           1,020.84          0.80         4.03
--------------------------------------------------------------------------------
LOW-DURATION CORE PLUS BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X                $1,000.00          $  992.90          0.50%       $2.48
Class Y                 1,000.00             992.20          0.74         3.67

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X                 1,000.00           1,022.35          0.50         2.52
Class Y                 1,000.00           1,021.14          0.74         3.73
--------------------------------------------------------------------------------


* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                            JUNE 30, 2008 (UNAUDITED)


For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments attributable to each sector.



           ---------------------------------------------------------
                             INSTITUTIONAL BOND FUND
                             -----------------------

                Domestic Corporate Bonds                     30%
                Non-Agency Mortgage-Backed Securities        23
                Agency Mortgage-Backed Securities            17
                Municipal Bonds                              10
                Asset-Backed Securities                       8
                Foreign Corporate Bonds                       7
                U.S. Government Securities                    1
                Other (includes short-term investments)       4

           ---------------------------------------------------------


           ---------------------------------------------------------
                        LOW-DURATION CORE PLUS BOND FUND
                        --------------------------------

                Non-Agency Mortgage-Backed Securities        22%
                Domestic Corporate Bonds                     21
                Municipal Bonds                               8
                Domestic Loan Agreements                      8
                Foreign Corporate Bonds                       7
                Asset-Backed Securities                       7
                Foreign Government Securities                 5
                Other (includes short-term investments)      22

           ---------------------------------------------------------

                         PHOENIX INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

U.S. GOVERNMENT SECURITIES--1.0%

U.S. TREASURY BONDS--0.9%
U.S. Treasury Bond
  4.375% due 2/15/38                                  $  795        $   775
                                                                    -------

U.S. TREASURY NOTES--0.1%
U.S. Treasury Note
  5.125% due 5/15/16                                      40             44
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $803)                                                  819
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--17.7%
FHLMC
  5.500% due 8/1/18                                      245            248
  4.500% due 10/1/18                                     417            408
FNMA
  4.500% due 9/1/18                                      412            399
  5.000% due 11/1/20                                     392            388
  5.500% due 6/1/21                                      273            275
  6.000% due 5/1/29                                      126            128
  7.000% due 11/1/30                                      42             45
  6.000% due 11/1/31                                      97             99
  6.000% due 12/1/32                                      72             73
  5.500% due 4/1/33                                      324            321
  5.500% due 4/1/33                                      499            494
  5.500% due 4/1/33                                      569            564
  5.000% due 7/1/33                                      226            218
  6.500% due 8/1/33                                      366            381
  5.500% due 4/1/34                                      347            343
  5.000% due 7/1/35                                      369            355
  5.500% due 12/1/35                                     472            466
  6.500% due 8/1/36                                    1,384          1,427
  5.500% due 2/1/37                                      581            573
  5.500% due 4/1/37                                      397            392
  5.500% due 4/1/37                                      672            663
  5.500% due 7/1/37                                    1,674          1,653
  6.000% due 7/1/37                                      475            479
  6.000% due 9/1/37                                      119            120
  6.500% due 9/1/37                                       92             95
  6.000% due 12/1/37                                      17             17
  6.000% due 2/1/38                                      353            357
  6.000% due 2/1/38                                      354            358
  6.000% due 4/1/38                                    1,000          1,010
  6.000% due 5/1/38                                      986            996


                                                    PAR VALUE        VALUE
                                                    ---------       -------

FNMA 04-W6, 1A4
  5.500% due 7/25/34                                  $  335        $   327
GNMA
  7.000% due 8/15/29                                      37             40
  6.500% due 12/15/31                                     26             27
  6.500% due 12/15/31                                    256            266
  6.500% due 1/15/32                                       5              6
  6.500% due 1/15/32                                      21             22
  6.500% due 3/15/32                                      47             49
  5.000% due 9/15/33                                     590            574
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,675)                                            14,656
---------------------------------------------------------------------------

MUNICIPAL BONDS--10.4%

CALIFORNIA--0.1%
Oakland Pension Obligation
  Taxable Series A
  (MBIA Insured)
  6.950% due 12/15/08                                     66             67
  6.980% due 12/15/09                                     34             36
                                                                    -------
                                                                        103
                                                                    -------
CONNECTICUT--1.5%
Mashantucket Western
  Pequot Tribe Taxable
  Series A 144A
  (MBIA Insured)
  6.910% due 9/1/12(b)                                   555            558
Mashantucket Western
  Pequot Tribe Taxable
  Series A 144A
  (FSA Insured)
  6.570% due 9/1/13(b)                                   675            701
                                                                    -------
                                                                      1,259
                                                                    -------
FLORIDA--2.8%
Broward County Series A
  5.000% due 1/1/21                                      995          1,055
Miami-Dade County
  Educational Facilities
  Authority Taxable
  Series C
  5.460% due 4/1/15                                      165            162


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

FLORIDA--CONTINUED
Orange County Tourist
  Development
  (MBIA Insured)
  5.000% due 10/1/17                                  $1,040        $ 1,098
                                                                    -------
                                                                      2,315
                                                                    -------
ILLINOIS--1.3%
State of Illinois
  5.000% due 1/1/19                                      965          1,029
                                                                    -------

INDIANA--1.0%
Transportation Finance
  Authority Highway Revenue
  Series A (FGIC Insured)
  5.250% due 6/1/21                                      775            840
                                                                    -------

KANSAS--1.6%
Department of Transportation
  Highway Authority Series A
  (FSA Insured)
  5.500% due 3/1/19                                    1,170          1,313
                                                                    -------

MICHIGAN--0.7%
City of Detroit Taxable
  (FSA Insured)
  4.970% due 5/1/13                                      200            198
Flat Rock Finance &
  Development Authority
  Taxable Series A
  6.750% due 10/1/16                                     145            152
Tobacco Settlement Finance
  Authority Taxable Series A
  7.309% due 6/1/34                                      275            252
                                                                    -------
                                                                        602
                                                                    -------
NEW YORK--0.5%
City of New York Series A-1
  (MBIA Insured)
  5.000% due 8/1/17                                      395            426
                                                                    -------

PENNSYLVANIA--0.5%
City of Pittsburgh Pension
  Obligation Taxable Series B
  (FGIC Insured)
  6.350% due 3/1/13                                      400            408
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

SOUTH DAKOTA--0.3%
Educational Enhancement
  Funding Corp. Taxable
  Series A
  6.720% due 6/1/25                                   $  197        $   195
                                                                    -------

VIRGINIA--0.1%
Tobacco Settlement Financing
  Corp. Taxable Series A-1
  6.706% due 6/1/46                                      125            104
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,632)                                              8,594
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.1%
AmeriCredit Automobile
  Receivables Trust 06-BG, A3
  5.210% due 10/6/11                                     218            217
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
  5.980% due 1/15/18(c)                                  362            329
Capital Auto Receivables
  Asset Trust 04-2, D 144A
  5.820% due 5/15/12(b)                                  270            266
Capital One Auto Finance
  Trust 07-B, A3A
  5.030% due 4/15/12                                     775            756
Carmax Auto Owner
  Trust 05-1, C
  4.820% due 10/15/11                                    500            499
Conseco Finance
  Securitizations
  Corp. 01-3, A4
  6.910% due 5/1/33(c)                                   528            491
Credit Suisse Mortgage
  Capital Certificates
  07-NC1, 2A1
  3.083% due 9/25/37(c)                                  608            559
Daimler Chrysler Auto
  Trust 06-A, B
  5.140% due 9/8/12                                      380            378
FMAC Loan Receivables
  Trust 98-CA, A2 144A
  6.660% due 1/15/12(b)                                  136            128


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

GMAC Mortgage Corp.
  Loan Trust 05-AR2, 2A
  4.856% due 5/25/35(c)                               $  644        $   606
GMAC Mortgage Corp.
  Loan Trust 06-HE3, A2
  5.750% due 10/25/36(c)                                 355            261
Greenwich Structured
  ARM Products 05-5A,
  N2 144A
  5.981% due 9/27/45(b)(c)(g)                            425            297
Hyundai Auto Receivables
  Trust 04-A, B
  3.460% due 8/15/11                                     101            101
Irwin Home Equity Corp.
  06-1, 2A2 144A
  5.390% due 9/25/35(b)(c)                               290            220
Renaissance Home Equity
  Loan Trust 05-3, AF3
  4.814% due 11/25/35(c)                                 239            238
Renaissance Home Equity
  Loan Trust 06-2, AF4
  6.115% due 8/25/36(c)                                1,015            895
Saxon Asset Securities
  Trust 05-3, A2C
  2.763% due 11/25/35(c)                                 210            209
UCFC Manufactured
  Housing 97-3, A4
  6.975% due 1/15/29                                     250            234
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,323)                                              6,684
---------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--30.6%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
  Series B
  6.375% due 10/15/15                                    150            141
                                                                    -------

AIRLINES--2.6%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                     518            412
American Airlines, Inc. 99-1
  7.024% due 10/15/09                                    565            551
Continental Airlines, Inc.
  98-1A
  6.648% due 9/15/17                                     509            463


                                                    PAR VALUE        VALUE
                                                    ---------       -------

AIRLINES--CONTINUED
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                                  $  315        $   304
JetBlue Airways
  Corp. 04-2
  5.776% due 11/15/08(c)                                 240            236
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                      166            163
                                                                    -------
                                                                      2,129
                                                                    -------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                      70             66
                                                                    -------

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Allied Capital Corp.
  6.000% due 4/1/12                                      155            148
Bank of New York Mellon
  Corp. (The)
  4.950% due 11/1/12                                     190            189
Invesco Ltd.
  5.375% due 12/15/14                                    245            218
Janus Capital Group, Inc.
  6.250% due 6/15/12                                     215            210
Nuveen Investment,
  Inc. 144A
  10.500% due 11/15/15(b)                                100             93
                                                                    -------
                                                                        858
                                                                    -------

AUTO PARTS & EQUIPMENT--0.1%
TRW Automotive Inc. 144A
  7.000% due 3/15/14(b)                                  100             87
                                                                    -------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance NA LLC
  6.500% due 11/15/13                                    155            161
                                                                    -------

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.
  7.000% due 4/15/14                                     215            192
                                                                    -------

BROADCASTING & CABLE TV--1.3%
Comcast Corp.
  5.300% due 1/15/14                                     160            155
  5.875% due 2/15/18                                     115            111


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

BROADCASTING & CABLE TV--CONTINUED
Cox Communications,
  Inc. 144A
  6.250% due 6/1/18(b)                                $  210        $   205
EchoStar DBS Corp.
  6.625% due 10/1/14                                     215            199
Time Warner Cable, Inc.
  5.850% due 5/1/17                                      105            100
  6.750% due 7/1/18                                      195            196
Viacom, Inc.
  6.250% due 4/30/16                                     100             97
                                                                    -------
                                                                      1,063
                                                                    -------
BUILDING PRODUCTS--0.1%
Masco Corp.
  5.850% due 3/15/17                                      70             64
Owens Corning, Inc.
  6.500% due 12/1/16                                      55             50
                                                                    -------
                                                                        114
                                                                    -------
CASINOS & GAMING--0.6%
Mashantucket Western
  Pequot Tribe 144A
  8.500% due 11/15/15(b)                                  95             85
MGM MIRAGE
  8.500% due 9/15/10                                     210            208
Seneca Gaming Corp.
  Series B
  7.250% due 5/1/12                                      225            212
                                                                    -------
                                                                        505
                                                                    -------
COMPUTER STORAGE & PERIPHERALS--0.3%
Seagate Technology HDD
  Holdings, Inc.
  6.375% due 10/1/11                                     220            214
                                                                    -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.4%
Case Corp.
  7.250% due 1/15/16                                     165            162
Terex Corp.
  7.375% due 1/15/14                                     145            143
                                                                    -------
                                                                        305
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

CONSTRUCTION MATERIALS--0.4%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16(e)                               $  215        $   199
Vulcan Materials Co.
  5.600% due 11/30/12                                    135            134
                                                                    -------
                                                                        333
                                                                    -------
CONSUMER ELECTRONICS--0.2%
Best Buy Co., Inc. 144A
  6.750% due 7/15/13(b)                                  125            127
                                                                    -------
CONSUMER FINANCE--1.8%
American Express Credit Corp.
  5.875% due 5/2/13                                      205            204
Capital One Financial Corp.
  5.250% due 2/21/17                                      95             84
Ford Motor Credit Co. LLC
  8.625% due 11/1/10                                     210            178
GMAC LLC
  6.750% due 12/1/14                                     235            155
HSBC Finance Corp.
  6.750% due 5/15/11                                     235            244
  6.375% due 11/27/12                                     95             98
SLM Corp.
  5.261% due 2/1/10(c)                                   600            553
                                                                    -------
                                                                      1,516
                                                                    -------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Broadridge Financial
  Solutions, Inc.
  6.125% due 6/1/17                                      175            147
Fiserv, Inc.
  6.125% due 11/20/12                                    205            206
                                                                    -------
                                                                        353
                                                                    -------
DIVERSIFIED BANKS--0.3%
Wachovia Corp.
  5.750% due 2/1/18                                      290            264
                                                                    -------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--1.0%
ARAMARK Corp.
  5.000% due 6/1/12                                      250            220
Cintas Corp. No. 2
  6.125% due 12/1/17                                     170            172


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--CONTINUED
Equifax, Inc.
  6.300% due 7/1/17                                   $  230        $   219
Salvation Army (The)
  5.480% due 9/1/17                                      185            185
                                                                    -------
                                                                        796
                                                                    -------
ELECTRIC UTILITIES--1.4%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                                  230            240
Dominion Resources, Inc.
  Series D
  5.000% due 3/15/13                                     125            123
Great River Energy 144A
  5.829% due 7/1/17(b)                                   225            221
Midwest Generation LLC
  Series B
  8.560% due 1/2/16                                      192            198
PPL Capital Funding Trust I
  Series A
  4.330% due 3/1/09                                      210            210
PSE&G Energy Holdings Co.
  8.500% due 6/15/11                                     120            126
                                                                    -------
                                                                      1,118
                                                                    -------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc. 144A
  8.250% due 3/15/18(b)                                  170            170
                                                                    -------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America,
  Inc. Series B
  5.750% due 2/15/11                                     120            119
                                                                    -------

FOOD RETAIL--0.3%
Kroger Co. (The)
  6.800% due 12/15/18                                    110            115
SUPERVALU, Inc.
  7.500% due 11/15/14                                    115            115
                                                                    -------
                                                                        230
                                                                    -------
GAS UTILITIES--0.1%
AmeriGas Partners LP
  7.250% due 5/20/15                                     115            108
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

HEALTH CARE DISTRIBUTORS--0.3%
Cardinal Health, Inc.
  6.000% due 6/15/17                                  $  215        $   213
                                                                    -------

HEALTH CARE FACILITIES--0.3%
HCA, Inc.
  9.250% due 11/15/16                                    220            227
                                                                    -------

HEALTH CARE SERVICES--0.2%
Covidien International
  Finance SA
  6.000% due 10/15/17                                     90             91
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                      100             99
                                                                    -------
                                                                        190
                                                                    -------
HOME FURNISHINGS--0.3%
Mohawk Industries, Inc.
  6.125% due 1/15/16                                     215            206
                                                                    -------

HOTELS, RESORTS & CRUISE LINES--0.5%
Royal Caribbean Cruises Ltd.
  7.250% due 6/15/16                                     230            202
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250% due 2/15/13                                     180            174
                                                                    -------
                                                                        376
                                                                    -------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
  5.750% due 11/15/16                                    175            167
                                                                    -------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
AES Corp. (The)
  7.750% due 10/15/15                                    110            109
                                                                    -------

INDUSTRIAL REITS--0.1%
ProLogis
  6.625% due 5/15/18                                      90             89
                                                                    -------

INTEGRATED TELECOMMUNICATION
SERVICES--1.6%
AT&T Corp.
  7.300% due 11/15/11                                    110            117


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

INTEGRATED TELECOMMUNICATION
SERVICES--CONTINUED
AT&T, Inc.
  5.625% due 6/15/16                                  $  295        $   292
Citizens Communications Co.
  6.250% due 1/15/13                                     175            163
Embarq Corp.
  6.738% due 6/1/13                                      105            101
Qwest Corp.
  7.875% due 9/1/11                                      105            105
  6.500% due 6/1/17                                      115            103
Verizon Communications, Inc.
  4.900% due 9/15/15                                     175            166
  5.500% due 4/1/17                                      110            106
Windstream Corp.
  8.625% due 8/1/16                                      150            151
                                                                    -------
                                                                      1,304
                                                                    -------
INVESTMENT BANKING & BROKERAGE--2.0%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                      120            125
Credit Suisse USA, Inc.
  5.850% due 8/16/16                                     200            198
Goldman Sachs Group, Inc.
  (The)
  5.950% due 1/18/18                                     165            158
  6.150% due 4/1/18                                      285            276
Lehman Brothers Holdings,
  Inc.
  5.625% due 1/24/13                                     120            114
  4.800% due 3/13/14                                     285            256
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                     235            187
Morgan Stanley
  5.375% due 10/15/15                                    400            366
                                                                    -------
                                                                      1,680
                                                                    -------
LEISURE PRODUCTS--0.3%
Hasbro, Inc.
  6.300% due 9/15/17                                     215            212
                                                                    -------
LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp.
  4.750% due 1/30/14                                     215            202
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International,
  Inc.
  6.125% due 7/1/15                                   $  190        $   188
                                                                    -------
MORTGAGE REITS--0.2%
iStar Financial, Inc.
  6.050% due 4/15/15                                     235            188
                                                                    -------
MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc.
  6.875% due 5/1/12                                      120            123
  5.875% due 11/15/16                                    105             99
                                                                    -------
                                                                        222
                                                                    -------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
  5.625% due 2/15/14                                     100             95
                                                                    -------
OFFICE ELECTRONICS--0.3%
Xerox Corp.
  6.750% due 2/1/17                                      255            257
                                                                    -------
OFFICE REITS--0.2%
HRPT Properties Trust
  5.750% due 2/15/14                                     210            197
                                                                    -------
OFFICE SERVICES & SUPPLIES--0.3%
Pitney Bowes, Inc.
  4.750% due 5/15/18                                     275            254
                                                                    -------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions
  Group, Inc. 144A
  9.500% due 1/15/16(b)                                   90             93
                                                                    -------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
Newfield Exploration Co.
  6.625% due 9/1/14                                      185            175
Petropower I Funding
  Trust 144A
  7.360% due 2/15/14(b)                                  422            412
Plains Exploration &
  Production Co.
  7.750% due 6/15/15                                     110            111


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
Southwestern Energy
  Co. 144A
  7.500% due 2/1/18(b)                                $  206        $   213
                                                                    -------
                                                                        911
                                                                    -------
OIL & GAS REFINING & MARKETING--0.2%
Tesoro Corp.
  6.500% due 6/1/17                                      165            149
                                                                    -------
OIL & GAS STORAGE & TRANSPORTATION--1.3%
Buckeye Partners LP
  6.050% due 1/15/18                                      95             93
Energy Transfer Partners LP
  5.950% due 2/1/15                                      220            217
Kinder Morgan Energy
  Partners LP
  6.000% due 2/1/17                                      215            212
Knight, Inc.
  6.500% due 9/1/12                                      212            208
NGPL Pipe Co. LLC 144A
  6.514% due 12/15/12(b)                                 165            168
Williams Cos., Inc. (The)
  7.125% due 9/1/11                                      185            191
                                                                    -------
                                                                      1,089
                                                                    -------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.
  5.750% due 12/1/17                                     200            188
Citigroup, Inc.
  5.500% due 8/27/12                                     145            143
  5.000% due 9/15/14                                     230            213
  5.500% due 2/15/17                                     150            137
International Lease
  Finance Corp.
  4.750% due 1/13/12                                     465            409
JPMorgan Chase & Co.
  5.250% due 5/1/15                                      205            199
  6.000% due 1/15/18                                     155            151
                                                                    -------
                                                                      1,440
                                                                    -------
PACKAGED FOODS & MEATS--0.3%
Kraft Foods, Inc.
  6.125% due 2/1/18                                      130            126
Tyson Foods, Inc.
  6.850% due 4/1/16                                      170            155
                                                                    -------
                                                                        281
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

PAPER PRODUCTS--0.1%
Verso Paper Holdings LLC
  and Verso Paper, Inc.
  Series B
  6.623% due 8/1/14(c)                                $   70        $    65
                                                                    -------

PROPERTY & CASUALTY INSURANCE--0.8%
Berkley (W.R.) Corp.
  5.875% due 2/15/13                                     215            217
HSB Capital I Series B
  3.623% due 7/15/27(c)                                  365            266
Travelers Cos., Inc.
  5.750% due 12/15/17                                    180            175
                                                                    -------
                                                                        658
                                                                    -------
REGIONAL BANKS--0.9%
Credit Suisse First Boston
  6.000% due 2/15/18                                      95             91
KeyBank NA
  5.700% due 8/15/12                                     215            202
PNC Bank NA
  4.875% due 9/21/17                                     230            202
SunTrust Banks, Inc.
  5.250% due 11/5/12                                     220            215
                                                                    -------
                                                                        710
                                                                    -------
RESIDENTIAL REITS--0.2%
UDR, Inc.
  5.250% due 1/15/15                                     205            186
                                                                    -------
RESTAURANTS--0.5%
Starbucks Corp.
  6.250% due 8/15/17                                     215            210
Yum! Brands, Inc.
  6.250% due 4/15/16                                     210            210
                                                                    -------
                                                                        420
                                                                    -------
RETAIL REITS--0.3%
Simon Property Group LP
  5.100% due 6/15/15                                     110            100
Tanger Factory Outlet Centers
  6.150% due 11/15/15                                    170            157
                                                                    -------
                                                                        257
                                                                    -------


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

SPECIALIZED CONSUMER SERVICES--0.1%
Service Corporation International
  7.000% due 6/15/17                                  $  110        $   106
                                                                    -------

SPECIALIZED FINANCE--0.2%
CIT Group, Inc.
  5.125% due 9/30/14                                     285            204
                                                                    -------

SPECIALIZED REITS--0.8%
Health Care REIT, Inc.
  5.875% due 5/15/15                                     275            256
Host Hotels & Resorts LP
  6.875% due 11/1/14                                     165            153
Nationwide Health Properties,
  Inc.
  6.250% due 2/1/13                                      215            211
                                                                    -------
                                                                        620
                                                                    -------
STEEL--0.3%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                                  235            236
                                                                    -------

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp.
  6.250% due 5/15/16                                     100             89
Washington Mutual, Inc.
  4.625% due 4/1/14                                      215            157
                                                                    -------
                                                                        246
                                                                    -------
TOBACCO--0.2%
Reynolds American, Inc.
  6.750% due 6/15/17                                     155            154
                                                                    -------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc.
  Series D
  7.375% due 8/1/15                                      105             87
Sprint Nextel Corp.
  6.000% due 12/1/16                                     100             86
                                                                    -------
                                                                        173
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $26,729)                                            25,343
---------------------------------------------------------------------------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--22.9%
American Home Mortgage
  Assets 07-2, M4
  3.013% due 3/25/47(c)(f)                            $  345        $    42
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  5.446% due 2/25/36(c)                                  160            150
Bear Stearns Commercial
  Mortgage Securities
  06-PW12, A4
  5.902% due 9/11/38(c)                                  770            751
Bear Stearns Structured
  Products, Inc. 04-15,
  A2 144A
  0.000% due 11/27/34(b)                                  29             28
Bear Stearns Structured
  Products, Inc. 05-20N,
  A 144A
  5.983% due 10/25/45(b)(c)                              114            107
Chase Mortgage Finance
  Corp. 04-S3, 3A1
  6.000% due 3/25/34                                     533            512
Citigroup Mortgage Loan
  Trust, Inc. 05-5, 2A3
  5.000% due 8/25/35                                     179            172
Citigroup/Deutsche Bank
  Commercial Mortgage
  Trust 05-CD1, AM
  5.400% due 7/15/44(c)                                  595            563
Citigroup/Deutsche Bank
  Commercial Mortgage
  Trust 06-CD2, A4
  5.545% due 1/15/46(c)                                  890            849
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                     233            232
Credit Suisse First Boston
  Mortgage Securities
  Corp. 05-12, 6A1
  6.000% due 1/25/36                                     722            620
Credit Suisse First Boston
  Mortgage Securities
  Corp. 05-C5, A1
  5.046% due 8/15/38(c)                                  361            361


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

Credit Suisse Mortgage
  Capital Certificates
  06-C1, A4
  5.609% due 2/15/39(c)                               $1,270        $ 1,223
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643% due 6/15/35(b)                                  600            591
Greenwich Capital
  Commercial Funding Corp.
  04-GG1, A7
  5.317% due 6/10/36(c)                                1,130          1,111
IndyMac Index Mortgage
  Loan Trust 06-AR25, 3A1
  6.365% due 9/25/36(c)                                  156            123
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                                     381            370
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 04-C4, A2
  4.567% due 6/15/29(c)                                1,014          1,014
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 04-C7, A6
  4.786% due 10/15/29(c)                               1,125          1,066
Lehman Brothers Commercial
  Conduit Mortgage Trust
  07-C3, A4
  6.136% due 7/15/44(c)                                  271            263
Lehman Brothers Commercial
  Conduit Mortgage Trust
  99-C2, A2
  7.325% due 10/15/32                                  1,070          1,089
MASTR Alternative Net
  Interest Margin Trust
  05-CW1A, N1 144A
  6.750% due 12/26/35(b)(g)                               30              5
MASTR Resecuritization
  Trust 05-1 144A
  5.000% due 10/28/34(b)                                 297            262
MASTR Resecuritization
  Trust 05-2 144A
  4.750% due 3/28/34(b)                                  306            267
Merrill Lynch Mortgage
  Trust 04-KEY2, A4
  4.864% due 8/12/39(c)                                1,110          1,055


                                                    PAR VALUE        VALUE
                                                    ---------       -------

Merrill Lynch Mortgage
  Trust 06-C1, AM
  5.841% due 5/12/39(c)                               $  440        $   411
Merrill Lynch/Countrywide
  Commercial Mortgage
  Investors, Inc. 06-3, 2A1
  6.073% due 10/25/36(c)                                 259            250
Morgan Stanley Capital I
  06-T23, A4
  5.984% due 8/12/41(c)                                  595            584
Morgan Stanley Mortgage
  Loan Trust 05-5AR, 4A1
  5.521% due 9/25/35(c)                                  168            141
NationsLink Funding Corp.
  99-2, A2C
  7.229% due 6/20/31(c)                                  168            168
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.835% due 3/25/35(c)                                  296            277
SBA Commercial Mortgage
  Backed Securities Trust
  06-1A, B 144A
  5.451% due 11/15/36(b)                                 215            206
Wachovia Bank Commercial
  Mortgage Trust 04-C12, A4
  5.408% due 7/15/41(c)                                1,010            990
Wachovia Mortgage Loan
  Trust LLC 06-A, B1
  5.415% due 5/20/36(c)                                  353            211
Washington Mutual Mortgage
  Pass-Through Certificates,
   Inc. 05-AR3, A2
  4.636% due 3/25/35(c)                                  646            616
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.556% due 1/25/35(c)                                   90             83
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                     621            593
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3
  5.000% due 10/25/35(c)                                 763            743
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A2
  4.524% due 4/25/35(c)                                  291            278


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

Wells Fargo Mortgage Backed
  Securities Trust 07-AR3, A4
  6.061% due 4/25/37(c)                               $  649        $   597
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $20,232)                                            18,974
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.4%

RUSSIA--0.4%
Russian Federation RegS
  7.500% due 3/31/30(c)(d)                               315            354
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $312)                                                  354
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--6.9%

ARUBA--0.1%
UFJ Finance AEC
  6.750% due 7/15/13                                     120            126
                                                                    -------

AUSTRALIA--0.5%
United Energy Distribution
  Holdings Property Ltd. 144A
  5.450% due 4/15/16(b)                                  265            272
Westfield Capital Corp. Ltd./
  Westfield Finance
  Authority 144A
  5.125% due 11/15/14(b)                                 140            129
                                                                    -------
                                                                        401
                                                                    -------
BRAZIL--0.2%
Usiminas Commercial
  Ltd. 144A
  7.250% due 1/18/18(b)                                  165            174
                                                                    -------

CANADA--0.7%
Canadian National
  Resources Ltd.
  5.900% due 2/1/18                                      165            164
Catalyst Paper Corp.
  7.375% due 3/1/14                                       65             48
CHC Helicopter Corp.
  7.375% due 5/1/14                                      100            104


                                                    PAR VALUE        VALUE
                                                    ---------       -------

CANADA--CONTINUED
EnCana Corp.
  5.900% due 12/1/17                                  $  130        $   131
Petro-Canada
  6.050% due 5/15/18                                      65             64
Xstrata Finance Ltd. 144A
  5.800% due 11/15/16(b)                                 105             99
                                                                    -------
                                                                        610
                                                                    -------
CHILE--0.6%
AES Gener SA
  7.500% due 3/25/14                                     295            316
Banco Santander Chile 144A
  5.375% due 12/9/14(b)                                  190            186
                                                                    -------
                                                                        502
                                                                    -------
GERMANY--0.2%
Deutsche Bank AG NY
  Series GS
  4.875% due 5/20/13                                      45             44
Deutsche Telekom
  International Finance BV
  5.750% due 3/23/16                                     145            142
                                                                    -------
                                                                        186
                                                                    -------
ISRAEL--0.2%
Israel Electric Corp.
  Ltd. 144A
  7.250% due 1/15/19(b)                                  200            204
                                                                    -------

ITALY--0.2%
Telecom Italia Capital SA
  6.999% due 6/4/18                                      145            146
                                                                    -------

KAZAKHSTAN--0.3%
Kazkommerts International
  BV 144A
  8.500% due 4/16/13(b)                                  250            225
                                                                    -------

LUXEMBOURG--0.3%
ArcelorMittal 144A
  6.125% due 6/1/18(b)                                   155            153
OJSC Vimpel
  Communications
  (VIP Finance Ireland
  Ltd.) 144A
  8.375% due 4/30/13(b)                                  100             99
                                                                    -------
                                                                        252
                                                                    -------


                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

NETHERLANDS--0.5%
Coca-Cola HBC Finance BV
  5.500% due 9/17/15                                  $  245        $   242
Intergen NV 144A
  9.000% due 6/30/17(b)                                  150            156
                                                                    -------
                                                                        398
                                                                    -------
QATAR--0.3%
Ras Laffan Liquefied Natural
  Gas Co., Ltd. II RegS
  5.298% due 9/30/20(d)                                  250            233
                                                                    -------
RUSSIA--0.9%
Evraz Group SA 144A
  8.875% due 4/24/13(b)                                  115            116
Gazprom OAO
  (Gaz Capital SA) 144A
  6.212% due 11/22/16(b)                                 215            201
OJSC AK Transneft
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                   265            248
TNK-BP Finance SA RegS
  6.125% due 3/20/12(d)                                  170            160
                                                                    -------
                                                                        725
                                                                    -------
SINGAPORE--0.2%
ICICI Bank Ltd. RegS
  5.750% due 11/16/10(d)                                 170            169
                                                                    -------

SOUTH KOREA--0.5%
Export-Import Bank of Korea
  5.500% due 10/17/12                                    220            218
Korea Development Bank
  5.300% due 1/17/13                                     100            100
  5.750% due 9/10/13                                      70             70
                                                                    -------
                                                                        388
                                                                    -------
UNITED KINGDOM--0.6%
Barclays Bank plc 144A
  6.050% due 12/4/17(b)                                  185            181
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                                   100             91
Vodafone Group plc
  5.000% due 9/15/15                                     110            104
  6.150% due 2/27/37                                      95             87
                                                                    -------
                                                                        463
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

UNITED STATES--0.6%
Freeport-McMoRan
  Copper & Gold, Inc.
  5.883% due 4/1/15(c)                                $  235        $   237
GTL Trade Finance,
  Inc. 144A
  7.250% due 10/20/17(b)                                 100            100
Nova Chemicals Corp.
  5.953% due 11/15/13(c)                                 210            180
                                                                    -------
                                                                        517
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,834)                                              5,719
---------------------------------------------------------------------------

                                                      SHARES
                                                      ------

DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(g)(h)                             1,955              0
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $65)                                                     0
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $84,605)                                            81,143
---------------------------------------------------------------------------

                                                    PAR VALUE
                                                    ---------

SHORT-TERM INVESTMENTS--3.2%

COMMERCIAL PAPER(i)--3.2%
International Lease
  Finance Corp.
  2.650% due 7/1/08                                   $2,615          2,615
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,615)                                              2,615
---------------------------------------------------------------------------
TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $87,220)                                            83,758(a)

Other assets and liabilities, net--(1.2)%                            (1,002)
                                                                    -------
NET ASSETS--100.0%                                                  $82,756
                                                                    =======


                See Abbreviations and Footnote Legend on page 18.

                        See Notes to Financial Statements

                         PHOENIX INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


ABBREVIATIONS:

FGIC     Financial Guaranty Insurance Company
FHLMC    Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA     Fannie Mae or Federal National Mortgage Association
FSA      Financial Security Assurance, Inc.
GNMA     Ginnie Mae or Government National Mortgage Association
MBIA     Municipal Bond Insurance Association
REIT     Real Estate Investment Trust


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $436 and gross depreciation of $3,910 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $87,232.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $8,619 or 10.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(f)  Illiquid security.
(g) Illiquid and restricted security. At June 30, 2008, these securities amounted to a value of $302 or 0.4% of net assets. For acquisition information, see Note 8, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h)  Non-income producing.
(i)  The rate shown is the discount rate.





                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

AGENCY MORTGAGE-BACKED SECURITIES--4.7%
FNMA
  6.500% due 8/1/36                                   $  173        $   178
  5.500% due 4/1/37                                       53             52
  5.500% due 11/1/37                                      --(h)          --(i)
  6.000% due 2/1/38                                       79             80
  6.000% due 2/1/38                                       54             55
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                      97             94
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $460)                                                  459
---------------------------------------------------------------------------

MUNICIPAL BONDS--6.8%

CALIFORNIA--2.6%
San Bernardino County
  Finance Authority Pension
  Obligation Taxable
  (MBIA Insured)
  6.990% due 8/1/10                                      250            261
                                                                    -------
COLORADO--0.9%
Department of Transportation
  Revenue, Prerefunded
  6/15/10 @100.50
  (AMBAC Insured)
  6.000% due 6/15/11                                      85             91
                                                                    -------
KENTUCKY--0.6%
State Property & Buildings
  Commission (FSA Insured)
  5.250% due 10/1/13                                      55             59
                                                                    -------
TEXAS--2.3%
Houston Independent School
  District, Prerefunded
  7/15/11 @100 (FSA Insured)
  5.500% due 7/15/18                                      90             96
State of Texas Public Finance
  Authority
  5.000% due 10/1/12                                     120            128
                                                                    -------
                                                                        224
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

VIRGINIA--0.4%
Tobacco Settlement Financing
  Corp. Taxable Series A-1
  6.706% due 6/1/46                                   $   40        $    34
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $675)                                                  669
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.6%
AmeriCredit Automobile
  Receivables Trust
  06-RM, A2
  5.420% due 8/8/11                                       61             60
Banc of America Securities
  Auto Trust 06-G1, B
  5.340% due 2/18/11                                      45             45
Carmax Auto Owner Trust
  07-2B
  5.370% due 3/15/13                                      30             29
Chase Funding Mortgage
  Loan Asset-Backed
  Certificates 04-1, 1A4
  4.111% due 8/25/30                                      48             46
FMAC Loan Receivables
  Trust 98-CA, A2 144A
  6.660% due 1/15/12(b)                                   18             17
GMAC Mortgage Corp.
  Loan Trust 05-HE2, A3
  4.622% due 11/25/35(d)                                  21             19
GMAC Mortgage Corp.
  Loan Trust 06-HE2, A3
  6.320% due 5/25/36                                     115             59
GMAC Mortgage Corp.
  Loan Trust 06-HE3, A2
  5.750% due 10/25/36(d)                                 115             85
Renaissance Home Equity
  Loan Trust 05-3, AF3
  4.814% due 11/25/35(d)                                  96             95
Soundview Home Equity
  Loan Trust 05-CTX1, A3
  5.322% due 11/25/35(d)                                 100             99
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $642)                                                  554
---------------------------------------------------------------------------



                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

DOMESTIC CORPORATE BONDS--17.5%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp.
  7.625% due 6/15/12                                  $   40        $    41
                                                                    -------
AIRLINES--2.4%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                     140            111
Continental Airlines, Inc.
  98-1A 6.648%
  due 9/15/17                                             43             40
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                                      92             88
                                                                    -------
                                                                        239
                                                                    -------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                      14             13
                                                                    -------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                      27             26
Nuveen Investments, Inc.
  5.000% due 9/15/10                                      35             32
                                                                    -------
                                                                         58
                                                                    -------
AUTOMOBILE MANUFACTURERS--0.3%
Daimler Finance NA LLC
  6.500% due 11/15/13                                     30             31
                                                                    -------
BROADCASTING & CABLE TV--1.3%
COX Communications, Inc.
  4.625% due 6/1/13                                      130            123
                                                                    -------
BUILDING PRODUCTS--0.2%
Esco Corp. 144A
  8.625% due 12/15/13(b)                                  21             21
                                                                    -------
CASINOS & GAMING--0.1%
MGM MIRAGE
  8.500% due 9/15/10                                       5              5
Seminole Hard Rock
  Entertainment, Inc./Seminole
  Hard Rock International
  LLC 144A
  5.276% due 3/15/14(b)(d)                                 8              7
                                                                    -------
                                                                         12
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

CONSUMER FINANCE--1.7%
American Express Credit Corp.
  5.875% due 5/2/13                                   $   60        $    60
Ford Motor Credit Co. LLC
  7.163% due 4/15/12(d)                                   36             34
GMAC LLC
  3.926% due 5/15/09(d)                                   50             47
Hertz Corp. (The)
  8.875% due 1/1/14                                       30             27
                                                                    -------
                                                                        168
                                                                    -------
DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
  8.375% due 12/15/14                                     16             16
                                                                    -------
DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.3%
Erac USA Finance Co. 144A
  5.300% due 11/15/08(b)                                  30             30
                                                                    -------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper &
  Gold, Inc. (Indonesia)
  6.875% due 2/1/14(c)                                    20             21
                                                                    -------
ELECTRIC UTILITIES--0.7%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                                   15             15
Midwest Generation LLC
  Series B
  8.560% due 1/2/16                                       13             13
Northeast Utilities
  5.650% due 6/1/13                                       30             30
Texas Competitive Electric
  Holdings Co. LLC 144A
  10.250% due 11/1/15(b)                                  14             14
                                                                    -------
                                                                         72
                                                                    -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
  5.073% due 4/1/15(d)                                    25             22
                                                                    -------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Allied Waste North America,
  Inc. Series B
  5.750% due 2/15/11                                      50             49
                                                                    -------


                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250% due 2/15/13                                  $   22        $    21
                                                                    -------
HOUSEHOLD PRODUCTS--0.2%
Yankee Acquisition Corp.
  Series B
  8.500% due 2/15/15                                      30             24
                                                                    -------
INDUSTRIAL REITS--0.1%
ProLogis
  6.625% due 5/15/18                                      10             10
                                                                    -------
INVESTMENT BANKING & BROKERAGE--2.1%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                       45             47
Goldman Sachs Group, Inc.
  (The)
  5.950% due 1/18/18                                      27             26
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                      25             24
  5.625% due 1/24/13                                      16             15
Merrill Lynch & Co., Inc.
  (Brazil)
  10.710% due 3/8/17                                     200(e)          99
                                                                    -------
                                                                        211
                                                                    -------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
  6.125% due 7/1/15                                       25             25
                                                                    -------
MORTGAGE REITS--0.6%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                                     75             62
                                                                    -------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group,
  Inc. 144A
  9.500% due 1/15/16(b)                                    5              5
                                                                    -------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
Buckeye Partners LP
  6.050% due 1/15/18                                      11             11
Pacific Energy Partners LP/
  Pacific Energy Finance Corp.
  7.125% due 6/15/14                                      25             25
                                                                    -------
                                                                         36
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
International Lease Finance Corp.
  4.750% due 1/13/12                                  $   75        $    66
                                                                    -------
PAPER PRODUCTS--1.3%
Bowater, Inc.
  5.776% due 3/15/10(d)                                  125            106
Verso Paper Holdings LLC and
  Verso Paper, Inc. Series B
  6.623% due 8/1/14(d)                                    28             26
                                                                    -------
                                                                        132
                                                                    -------
SPECIALIZED FINANCE--0.4%
Textron Financial Corp.
  5.125% due 11/1/10                                      35             35
                                                                    -------
SPECIALIZED REITS--1.2%
Host Hotels & Resorts LP
  6.875% due 11/1/14 40 37
Nationwide Health
  Properties, Inc.
  6.250% due 2/1/13                                       45             44
Trustreet Properties, Inc.
  7.500% due 4/1/15                                       35             38
                                                                    -------
                                                                        119
                                                                    -------
STEEL--0.2%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                                   17             17
                                                                    -------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Communications,
  Inc. Series D
  7.375% due 8/1/15                                       60             50
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $1,843)                                              1,729
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--17.8%
Adjustable Rate Mortgage
  Trust 05-3, 2A1
  4.692% due 7/25/35(d)                                   --(h)          --(i)
American General Mortgage
  Loan Trust 06-1, A2 144A
  5.750% due 12/25/35(b)(d)                               75             73


                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

Bear Stearns Structured
  Products, Inc. 05-10 144A
  4.982% due 4/26/35(b)(d)                            $   38        $    36
Chase Mortgage Finance
  Corp. 04-S3, 3A1
  6.000% due 3/25/34                                      88             84
Chase Mortgage Finance
  Corp. 06-A1, 4A1
  6.035% due 9/25/36(d)                                  118            112
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                      61             60
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-12, 6A1
  6.000% due 1/25/36                                      40             35
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643% due 6/15/35(b)                                   75             74
GS Mortgage Securities
  Corp. II 07-EOP, G 144A
  2.983% due 3/6/20(b)(d)                                 30             27
GSAA Trust 04-10, AF2
  4.220% due 8/25/34(d)                                    1              1
GSR Mortgage Loan Trust
  05-AR6, 3A1
  4.560% due 9/25/35(d)                                   33             32
Harborview Mortgage Loan
  Trust 05-15, B8
  4.232% due 10/20/45(d)(f)                               50              6
Harborview Mortgage Loan
  Trust 05-9, B10
  4.232% due 6/20/35(d)(f)                                41             23
IndyMac Index Mortgage
  Loan Trust 06-AR25, 3A1
  6.365% due 9/25/36(d)                                   78             61
IndyMac Index Mortgage
  Loan Trust 07-AR2, B1
  5.866% due 6/25/37(d)(f)                                45             17
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                                      71             69
Lehman Brothers - UBS
  Commercial Mortgage Trust
  05-C3, AM
  4.794% due 7/15/40                                      20             18


                                                    PAR VALUE        VALUE
                                                    ---------       -------

Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C2, A2
  5.303% due 2/15/40                                  $   84        $    82
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C6, A2
  5.845% due 7/15/40                                      50             50
Merrill Lynch/Countrywide
  Commercial Mortgage
  Investors, Inc. 06-3, 2A1
  6.073% due 10/25/36(d)                                  52             51
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.835% due 3/25/35(d)                                  111            104
Residential Funding Mortgage
  Securities I, Inc. 06-S4, A2
  6.000% due 4/25/36                                       2              2
SBA Commercial Mortgage
  Backed Securities Trust
  06-1A, B 144A
  5.451% due 11/15/36(b)                                  30             29
Wachovia Bank Commercial
  Mortgage Trust 04-C12, A2
  5.001% due 7/15/41                                     135            135
Wachovia Mortgage Loan
  Trust LLC 06-A, B1
  5.415% due 5/20/36(d)                                   74             45
Washington Mutual Mortgage
  Pass-Through Certificates
  06-AR16, 1A1
  5.606% due 12/25/36(d)                                  51             47
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.556% due 1/25/35(d)                                  133            123
Wells Fargo Mortgage Backed
  Securities Trust 04-EE, 2A3
  3.991% due 12/25/34(d)                                 135            121
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                                     87             83
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                      47             45


                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

Wells Fargo Mortgage
  Backed Securities
  Trust 07-AR3, A4
  6.061% due 4/25/37(d)                               $  130        $   119
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $1,987)                                              1,764
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--4.0%

BRAZIL--0.2%
Federative Republic of Brazil
  10.500% due 7/14/14                                     15             19
                                                                    -------
COLOMBIA--0.7%
Republic of Colombia
  9.750% due 4/23/09                                      65             69
                                                                    -------
COSTA RICA--0.4%
Republic of Costa Rica 144A
  6.548% due 3/20/14(b)                                   40             42
                                                                    -------
MEXICO--0.9%
United Mexican States
  6.625% due 3/3/15                                       85             91
                                                                    -------
PHILIPPINES--1.8%
Republic of Philippines
  9.875% due 3/16/10                                      90             99
  8.375% due 2/15/11                                      70             74
                                                                    -------
                                                                        173
                                                                    -------
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $388)                                                  394
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--5.7%

AUSTRALIA--1.5%
Westfield Capital Corp. Ltd./
  Westfield Finance
  Authority 144A
  4.375% due 11/15/10(b)                                 150            147
                                                                    -------
CANADA--0.2%
Catalyst Paper Corp.
  7.375% due 3/1/14                                       15             11


                                                    PAR VALUE        VALUE
                                                    ---------       -------

CANADA--CONTINUED
Petro-Canada
  6.050% due 5/15/18                                  $   12        $    12
                                                                    -------
                                                                         23
                                                                    -------
CHINA--0.3%
NXP BV/NXP Funding LLC
  5.463% due 10/15/13(d)                                  35             31
                                                                    -------
GERMANY--0.1%
Deutsche Bank AG NY
  Series GS
  4.875% due 5/20/13                                      15             15
                                                                    -------
MEXICO--0.2%
Fideicomiso Petacalco
  Trust 144A
  10.160% due 12/23/09(b)                                 23             23
                                                                    -------
POLAND--0.8%
Telekomunikacja Polska SA
  Finance BV 144A
  7.750% due 12/10/08(b)                                  75             76
                                                                    -------
QATAR--0.1%
Ras Laffan Liquefied
  Natural Gas Co., Ltd. 144A
  3.437% due 9/15/09(b)                                    9              9
                                                                    -------
RUSSIA--0.9%
Gazprom OAO
  (Gaz Capital SA) 144A
  6.212% due 11/22/16(b)                                  95             89
                                                                    -------
TURKEY--0.9%
Bosphorus Financial
  Services Ltd. 144A
  4.476% due 2/15/12(b)(d)                                94             90
                                                                    -------
UNITED STATES--0.7%
Canadian National
  Resources Ltd.
  4.900% due 12/1/14                                      24             23
Nova Chemicals Corp.
  5.953% due 11/15/13(d)                                  49             42
                                                                    -------
                                                                         65
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $594)                                                  568
---------------------------------------------------------------------------


                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                  $   15        $    13
---------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $14)                                                    13
---------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(d)--6.2%

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Hanesbrands, Inc.
  Tranche B
  4.540% due 9/5/13                                       16             16
                                                                    -------
BROADCASTING & CABLE TV--0.3%
DIRECTV Holdings LLC
  Tranche B
  3.879% due 4/13/13                                      33             32
                                                                    -------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
First Data Corp. Tranche B3
  5.398% due 9/24/14                                      55             51
                                                                    -------
DISTRIBUTORS--0.3%
Building Materials Holding Corp.
  Tranche B
  7.348% due 11/10/11                                     39             33
                                                                    -------
ELECTRIC UTILITIES--0.2%
Texas Competitive Electric
  Holdings Co., LLC Tranche B2
  6.220% due 10/10/14                                     23             21
                                                                    -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
  4.438% due 1/31/14                                      17             16
                                                                    -------
ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Allied Waste North America,
  Inc. Letter of Credit A
  4.600% due 3/28/14                                      33             32
Allied Waste North America,
  Inc. Tranche B
  4.143% due 3/28/14                                      54             54
                                                                    -------
                                                                         86
                                                                    -------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche B
  4.188% due 12/1/13                                  $    4        $     4
                                                                    -------
HEALTH CARE FACILITIES--0.7%
LifePoint Hospitals, Inc.
  Tranche B
  4.710% due 4/15/12                                      71             69
                                                                    -------
HEALTH CARE SERVICES--0.4%
DaVita, Inc. Tranche B
  4.105% due 10/5/12                                      39             37
                                                                    -------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
Mirant North America LLC
  Tranche B
  4.131% due 1/3/13                                       15             14
                                                                    -------
OIL & GAS EQUIPMENT & SERVICES--0.3%
Helix Energy Solutions Group,
  Inc. Tranche
  4.546% due 7/1/13                                       29             28
                                                                    -------
PUBLISHING--0.3%
Idearc, Inc. Tranche B
  4.545% due 11/17/14                                     34             28
                                                                    -------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Tropicana Entertainment LLC
  Tranche B
  8.250% due 1/3/12                                        7              6
                                                                    -------
RESTAURANTS--0.5%
Burger King Corp. Tranche B1
  4.250% due 6/30/12                                      46             45
                                                                    -------
SPECIALIZED FINANCE--0.6%
Sungard Data Systems, Inc.
  Tranche B
  4.508% due 2/28/14                                      63             60
                                                                    -------
SPECIALTY CHEMICALS--0.2%
Huntsman International LLC
  Tranche B
  4.133% due 8/16/12                                      17             17
JohnsonDiversey, Inc. Tranche B
  4.784% due 12/16/11                                      6              6
                                                                    -------
                                                                         23
                                                                    -------


                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)



($ REPORTED IN THOUSANDS)


                                                    PAR VALUE        VALUE
                                                    ---------       -------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
ALLTEL Communications, Inc.
  Tranche B3
  5.232% due 5/15/15                                  $   40        $    40
---------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $640)                                                  609
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--68.4%
(IDENTIFIED COST $7,243)                                              6,759
---------------------------------------------------------------------------


                                                    PAR VALUE        VALUE
                                                    ---------       -------

SHORT-TERM INVESTMENTS--13.5%

FEDERAL AGENCY SECURITIES--13.5%
FNMA
  2.000% due 7/1/08                                   $1,340        $ 1,340
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,340)                                              1,340
---------------------------------------------------------------------------
TOTAL INVESTMENTS--81.9%
(IDENTIFIED COST $8,583)                                              8,099(a)

Other assets and liabilities, net--18.1%                              1,795
                                                                    -------
NET ASSETS--100.0%                                                  $ 9,894
                                                                    =======


ABBREVIATIONS:
AMBAC    American Municipal Bond Assurance Corporation
FNMA     Fannie Mae or Federal National Mortgage Association
FSA      Financial Security Assurance, Inc.
MBIA     Municipal Bond Insurance Association
REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $24 and gross depreciation of $510 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $8,584.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $841 (reported in 000s) or 8.5% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Brazilian Real.
(f)  Illiquid security.
(g)  The rate shown is the discount rate.
(h)  The par value is less than $500.
(i)  Amount is less than $500.



                        See Notes to Financial Statements

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)



(Reported in thousands except per share amounts)

                                                                    -------------------------------------
                                                                       INSTITUTIONAL     LOW-DURATION
                                                                         BOND FUND    CORE PLUS BOND FUND
                                                                    ----------------  -------------------
ASSETS
Investment securities at value(1) ................................       $ 83,758          $  8,099
Cash .............................................................              9               143
Receivables
   Investment securities sold ....................................             --             2,971
   Fund shares sold ..............................................             37                --
   Receivable from adviser (See Note 3) ..........................             --(2)              5
   Interest ......................................................            779                78
Prepaid expenses .................................................             22                16
Other assets .....................................................              6                 1
                                                                         --------          --------
     Total assets ................................................         84,611            11,313
                                                                         --------          --------
LIABILITIES
Payables
   Fund shares repurchased .......................................            305             1,340
   Investment securities purchased ...............................          1,473                50
   Investment advisory fees ......................................             18                --
   Administration fees ...........................................              7                 1
   Transfer agent fees ...........................................              4                 1
   Trustees' fees ................................................              1                --(2)
   Distribution and service fees .................................              4                 1
   Professional fees .............................................             21                20
   Other accrued expenses ........................................             16                 5
Trustee deferred compensation plan ...............................              6                 1
                                                                         --------          --------
     Total liabilities ...........................................          1,855             1,419
                                                                         --------          --------
NET ASSETS .......................................................       $ 82,756          $  9,894
                                                                         ========          ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .................       $ 89,074          $ 10,794
Accumulated undistributed net investment income (loss) ...........            (18)               76
Accumulated undistributed net realized gain (loss).. .............         (2,838)             (493)
Net unrealized appreciation (depreciation) .......................         (3,462)             (483)
                                                                         --------          --------
NET ASSETS .......................................................       $ 82,756          $  9,894
                                                                         ========          ========

CLASS X
Net asset value and offering price per share .....................       $  29.88          $   9.46
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .......................................          2,191             1,033
Net Assets .......................................................       $ 65,465          $  9,771

CLASS Y
Net asset value and offering price per share .....................       $  29.87          $   9.47
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .......................................            579                13
Net Assets .......................................................       $ 17,291          $    123

(1)Investment securities at cost .................................       $ 87,220          $  8,583
(2)Amount is less than $500.



                        See Notes to Financial Statements

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)



(Reported in thousands)

                                                                                --------------------------------------
                                                                                  INSTITUTIONAL        LOW-DURATION
                                                                                    BOND FUND      CORE PLUS BOND FUND
                                                                                -----------------  -------------------

INVESTMENT INCOME
Interest ....................................................................        $ 2,755              $ 520
Dividends ...................................................................             --                  1
                                                                                     -------              -----
   Total investment income ..................................................          2,755                521
                                                                                     -------              -----

EXPENSES
Investment advisory fee .....................................................            214                 37
Service fees, Class Y .......................................................             23                  7
Administration fees .........................................................             39                  7
Transfer agent fees and expenses ............................................             17                  3
Custodian fees ..............................................................             18                 17
Printing fees and expenses ..................................................             14                  3
Professional fees ...........................................................             17                 17
Registration fees ...........................................................             16                 12
Trustees fees and expenses ..................................................              4                  1
Miscellaneous expenses ......................................................              7                  1
                                                                                     -------              -----
   Total expenses ...........................................................            369                105
Less expenses reimbursed by investment adviser ..............................            (82)               (55)
Custodian fees paid indirectly ..............................................             (2)                (2)
                                                                                     -------              -----
   Net expenses .............................................................            285                 48
                                                                                     -------              -----

NET INVESTMENT INCOME (LOSS) ................................................          2,470                473
                                                                                     -------              -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .....................................            161               (313)
Net realized gain (loss) on foreign currency transactions ...................             --                  7
Net change in unrealized appreciation (depreciation) on investments .........         (3,385)              (301)
Net change in unrealized appreciation (depreciation) on foreign
   currency translations ....................................................             --                  7
                                                                                     -------              -----

NET GAIN (LOSS) ON INVESTMENTS ..............................................         (3,224)              (600)
                                                                                     -------              -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................................        $  (754)             $(127)
                                                                                     =======              =====



                        See Notes to Financial Statements

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS



(Reported in thousands)

                                                        ---------------------------------     ---------------------------------
                                                                                                         LOW-DURATION
                                                             INSTITUTIONAL BOND FUND                 CORE PLUS BOND FUND
                                                        ---------------------------------     ---------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            JUNE 30,          YEAR ENDED          JUNE 30,          YEAR ENDED
                                                              2008           DECEMBER 31,           2008           DECEMBER 31,
                                                          (UNAUDITED)            2007           (UNAUDITED)            2007
                                                        ----------------     ------------     ----------------     ------------
FROM OPERATIONS
   Net investment income (loss) ...................        $  2,470            $  5,281           $    473           $    867
   Net realized gain (loss) .......................             161                 235               (306)                29
   Net change in unrealized
     appreciation (depreciation) ..................          (3,385)                201               (294)              (234)
                                                           --------            --------           --------           --------
   INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ....................            (754)              5,717               (127)               662
                                                           --------            --------           --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X .................          (2,045)             (4,265)              (314)              (579)
   Net investment income, Class Y .................            (455)               (990)              (145)              (274)
                                                           --------            --------           --------           --------
   DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS ................          (2,500)             (5,255)              (459)              (853)
                                                           --------            --------           --------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
     Class X ......................................          (9,270)            (10,526)            (1,026)               658
   Change in net assets from share transactions,
     Class Y ......................................          (1,941)                834             (5,243)               313
                                                           --------            --------           --------           --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS ...........................         (11,211)             (9,692)            (6,269)               971
                                                           --------            --------           --------           --------
   NET INCREASE (DECREASE) IN NET ASSETS ..........         (14,465)             (9,230)            (6,855)               780

NET ASSETS
   Beginning of period                                       97,221             106,451             16,749             15,969
                                                           --------            --------           --------           --------
   END OF PERIOD ..................................        $ 82,756            $ 97,221           $  9,894           $ 16,749
                                                           ========            ========           ========           ========
   Accumulated undistributed net investment
     income (loss) at end of period ...............        $    (18)           $     12           $     76           $     62




                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD






                                 NET                       NET                                                               NET
                                ASSET       NET         REALIZED       TOTAL       DIVIDENDS                     CHANGE     ASSET
                               VALUE,    INVESTMENT        AND         FROM        FROM NET                      IN NET     VALUE,
                              BEGINNING    INCOME      UNREALIZED   INVESTMENT    INVESTMENT        TOTAL         ASSET     END OF
                              OF PERIOD  (LOSS)(1)     GAIN(LOSS)   OPERATIONS       INCOME      DISTRIBUTIONS    VALUE     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
-----------------------
INSTITUTIONAL BOND FUND
-----------------------
CLASS X
1/1/08 to 6/30/08 (Unaudited)   $30.94      0.81          (1.04)         (0.23)       (0.83)         (0.83)         (1.06)   $29.88
1/1/07 to 12/31/07               30.92      1.56           0.11           1.67        (1.65)         (1.65)          0.02     30.94
1/1/06 to 12/31/06               31.08      1.52          (0.11)          1.41        (1.57)         (1.57)         (0.16)    30.92
1/1/05 to 12/31/05               31.72      1.43          (0.59)          0.84        (1.48)         (1.48)         (0.64)    31.08
1/1/04 to 12/31/04               31.55      1.47           0.19           1.66        (1.49)         (1.49)          0.17     31.72
1/1/03 to 12/31/03               31.32      1.73           0.26           1.99        (1.76)         (1.76)          0.23     31.55

CLASS Y
1/1/08 to 6/30/08 (Unaudited)   $30.93      0.77          (1.04)         (0.27)       (0.79)         (0.79)         (1.06)   $29.87
1/1/07 to 12/31/07               30.91      1.48           0.11           1.59        (1.57)         (1.57)          0.02     30.93
1/1/06 to 12/31/06               31.07      1.44          (0.11)          1.33        (1.49)         (1.49)         (0.16)    30.91
1/1/05 to 12/31/05               31.71      1.36          (0.60)          0.76        (1.40)         (1.40)         (0.64)    31.07
1/1/04 to 12/31/04               31.54      1.38           0.20           1.58        (1.41)         (1.41)          0.17     31.71
1/1/03 to 12/31/03               31.32      1.63           0.27           1.90        (1.68)         (1.68)          0.22     31.54

--------------------------------
LOW-DURATION CORE PLUS BOND FUND
--------------------------------
CLASS X
1/1/08 to 6/30/08 (Unaudited)   $ 9.80      0.28          (0.35)         (0.07)       (0.27)         (0.27)         (0.34)   $ 9.46
1/1/07 to 12/31/07                9.91      0.53          (0.12)          0.41        (0.52)         (0.52)         (0.11)     9.80
1/1/06 to 12/31/06                9.82      0.49           0.06           0.55        (0.46)         (0.46)          0.09      9.91
2/28/05 (inception) to 12/31/05  10.00      0.37          (0.22)          0.15        (0.33)         (0.33)         (0.18)     9.82

CLASS Y
1/1/08 to 6/30/08 (Unaudited)   $ 9.80      0.26          (0.33)         (0.07)       (0.26)         (0.26)         (0.33)   $ 9.47
1/1/07 to 12/31/07                9.91      0.51          (0.12)          0.39        (0.50)         (0.50)         (0.11)     9.80
1/1/06 to 12/31/06                9.82      0.47           0.05           0.52        (0.43)         (0.43)          0.09      9.91
2/28/05 (inception) to 12/31/05  10.00      0.35          (0.21)          0.14        (0.32)         (0.32)         (0.18)     9.82



                                                         RATIO OF NET      RATIO OF        RATIO OF
                                               NET         OPERATING        GROSS            NET
                                             ASSETS,      EXPENSES TO      OPERATING      INVESTMENT
                                             END OF        AVERAGE       EXPENSES TO      INCOME TO
                                 TOTAL       PERIOD           NET          AVERAGE        AVERAGE NET      PORTFOLIO
                                 RETURN      (000S)         ASSETS        NET ASSETS        ASSETS         TURNOVER
--------------------------------------------------------------------------------------------------------------------
-----------------------
INSTITUTIONAL BOND FUND
-----------------------
CLASS X
1/1/08 to 6/30/08 (Unaudited)   (0.74)%(3)  $ 65,465        0.55%(2)        0.72%(2)        5.25%(2)         28%(3)
1/1/07 to 12/31/07               5.56         77,378        0.56            0.71            5.02             58
1/1/06 to 12/31/06               4.64         87,457        0.56            0.73            4.89             65
1/1/05 to 12/31/05               2.67         83,104        0.55            0.76            4.52             76
1/1/04 to 12/31/04               5.39        150,466        0.55            0.67            4.61             77
1/1/03 to 12/31/03               6.37        139,574        0.55            0.69            5.44            104

CLASS Y
1/1/08 to 6/30/08 (Unaudited)   (0.87)%(3)  $ 17,291        0.80%(2)        0.97%(2)        5.00%(2)         28%(3)
1/1/07 to 12/31/07               5.30         19,843        0.81            0.96            4.78             58
1/1/06 to 12/31/06               4.38         18,994        0.81            0.98            4.64             65
1/1/05 to 12/31/05               2.42         24,235        0.80            1.01            4.28             76
1/1/04 to 12/31/04               5.14         20,948        0.80            0.92            4.33             77
1/1/03 to 12/31/03               6.10         13,982        0.80            0.95            5.13            104

--------------------------------
LOW-DURATION CORE PLUS BOND FUND
--------------------------------
CLASS X
1/1/08 to 6/30/08 (Unaudited)   (0.71)%(3)  $  9,771        0.50%(2)        1.17%(2)        5.85%(2)         49%(3)
1/1/07 to 12/31/07               4.18         11,192        0.51            1.10            5.37             64
1/1/06 to 12/31/06               5.77         10,662        0.51            1.47            5.03             81
2/28/05 (inception) to 12/31/05  1.57(3)      10,162        0.50(2)         1.96(2)         4.54(2)          77(3)

CLASS Y
1/1/08 to 6/30/08 (Unaudited)   (0.78)%(3)  $    123        0.74%(2)        1.39%(2)        5.48%(2)         49%(3)
1/1/07 to 12/31/07               4.03          5,557        0.76            1.35            5.12             64
1/1/06 to 12/31/06               5.36          5,308        0.76            1.72            4.78             81
2/28/05 (inception) to 12/31/05  1.43(3)       5,071        0.75(2)         2.21(2)         4.29(2)          77(3)



FOOTNOTE LEGEND:
(1)  Computed using average shares outstanding.
(2)  Annualized.
(3)  Not annualized.



                        See Notes to Financial Statements

                                   30 and 31

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2008 (UNAUDITED)


1. ORGANIZATION
   Phoenix Institutional Mutual Funds (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Currently two diversified Funds are offered for sale (each a "Fund"), each having a distinct investment objective. The Funds' investment objectives and classes of shares offered for sale are as follows:

                                   INVESTMENT
                                    OBJECTIVE                 CLASS X   CLASS Y
                                  ------------               --------- ---------
   Institutional Bond
     Fund..................   Seeks to generate a high level     X         X
                              of current income and
                              appreciation of capital
                              consistent with prudent
                              investment risk.

   Low-Duration Core Plus
     Bond Fund.............   Seeks to provide high current      X         X
                              income while attempting to
                              limit changes in the Fund's net
                              asset value per share caused
                              by interest rate changes.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the values that would be realized if the securities were sold.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Funds have adopted the provisions of Statement of Financial Accounting - Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year of each Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   o  Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                               LEVEL 2 -     LEVEL 3 -
                                                LEVEL 1 -     SIGNIFICANT   SIGNIFICANT
                                                 QUOTED       OBSERVABLE   UNOBSERVABLE
             FUNDS                               PRICES         INPUTS        INPUTS       TOTAL
          -----------                           ---------     -----------  ------------    -----
   INVESTMENTS IN SECURITIES (MARKET VALUE)
   ----------------------------------------
   Phoenix Institutional
     Bond Fund................                    $ --          $81,225       $2,533      $83,758
   Phoenix Low-Duration
      Core Plus Bond Fund.....                      --            7,922          177        8,099

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                               INVESTMENTS IN SECURITIES
                                                                  (REPORTED IN 000S)
                                                           ----------------------------------
                                                           INSTITUTIONAL     LOW-DURATION
                                                             BOND FUND    CORE PLUS BOND FUND
                                                           -------------  -------------------
   BALANCE AS OF DECEMBER 31, 2007 ......................     $ 4,320           $ 1,118
   Accrued discounts/premiums ...........................          13                13
   Realized gain (loss) .................................        (129)             (178)
   Change in unrealized appreciation (depreciation)(1) ..        (122)               68
   Net purchases (sales) ................................      (1,673)             (770)
   Transfers in and/or out of Level 3(2) ................         124               (74)
                                                              -------           -------
   BALANCE AS OF JUNE 30, 2008 ..........................     $ 2,533           $   177
                                                              =======           =======

   (1) DISCLOSED IN THE STATEMENTS OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

   (2) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF JUNE 30, 2008, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. For the Low-Duration Core Plus Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:
   Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K. CREDIT LINKED NOTES:
   Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L. SWAP AGREEMENTS:
   Each Fund may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

   Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts/payments of marked-to-market amounts are recorded as net realized gains/losses. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the adviser to each fund in the Trust. PIC is an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for its services to each Fund in the Trust, PIC is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                 1ST $1       $1 +
                                                 BILLION     BILLION
                                                 -------     -------
        Institutional Bond Fund ...............   0.45%       0.40%
        Low-Duration Core Plus Bond Fund ......   0.45%       0.45%

   The Adviser has voluntarily agreed to limit total operating expenses of each Fund (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                                 CLASS X     CLASS Y
                                                 -------     -------
        Institutional Bond Fund ...............   0.55%       0.80%
        Low-Duration Core Plus Bond Fund ......   0.50%       0.75%

   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending 2010 (reported in 000s).

   Institutional Bond Fund.............................................      $55
   Low-Duration Core Plus Bond Fund....................................       39

   Goodwin Capital Advisers, Inc. ("Goodwin") is the subadviser to the Funds. Goodwin is an indirect, wholly-owned subsidiary of PNX. The adviser pays all subadviser fees.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   During the period ended June 30, 2008, the subadviser reimbursed the Institutional Bond Fund as a result of dilutions caused by incorrectly processed trade activity. The effect of this activity would have reduced total return by less than .01% for the Fund.

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of each Fund's shares. Each Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

   PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the six-month period (the "period") ended June 30, 2008, the Trust incurred administration fees totaling $46 (reported in 000s).

   PEPCO serves as the Trust's transfer agent. For the period ended June 30, 2008, transfer agent fees were $20 (reported in 000s) as reported in the Statements of Operations.

   At June 30, 2008, PNX and its affiliates and Phoenix-affiliated funds held shares which aggregated the following:

                                                               AGGREGATE
                                                               NET ASSET
                                                                 VALUE
                                              SHARES       (REPORTED IN 000S)
                                             --------       ------------------
      Institutional Bond Fund
        -- Class Y ........................   578,896            $17,292
      Low-Duration Core Plus Bond Fund
        -- Class X ........................ 1,032,989              9,772
        -- Class Y ........................    13,000                123

   Until March 1, 2007, the Trust provided a deferred compensation plan for its trustees who are not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2008.

4. PURCHASES AND SALES OF SECURITIES
   (amounts reported in 000s)

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended June 30, 2008, were as follows:

                                                 PURCHASES     SALES
                                                 ---------    -------
        Institutional Bond Fund .............     $11,921     $23,587
        Low-Duration Core Plus Bond Fund ....       4,298      11,448

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   Purchases and sales of long-term U.S. Government and agency securities for the period ended June 30, 2008, were as follows:

                                                 PURCHASES     SALES
                                                 ---------    -------
        Institutional Bond Fund .............     $13,767     $12,441
        Low-Duration Core Plus Bond Fund ....       2,976       4,856

5. CAPITAL SHARES
   (reported in 000s)

   Transactions in shares of capital stock, during the periods ended as noted below:

                                    ------    --------    ------    --------
                                    SHARES     AMOUNT     SHARES     AMOUNT
                                    ------    --------    ------    --------
-----------------------------       ------------------    ------------------
INSTITUTIONAL                            1/1/08 -              1/1/07 -
   BOND FUND                             6/30/08               12/31/07
-----------------------------       ------------------    ------------------
CLASS X
Shares sold                            17     $    518       26     $    816
Reinvestment of distributions          63        1,881      127        3,887
Redemptions                          (390)     (11,669)    (481)     (15,229)
                                    -----     --------    -----     --------
Net increase / (decrease)            (310)    $ (9,270)    (328)    $(10,526)
                                    =====     ========    =====     ========
CLASS Y
Shares sold                             1     $     26       67     $  2,094
Reinvestment of distributions          15          455       33          990
Redemptions                           (79)      (2,422)     (72)      (2,250)
                                    -----     --------    -----     --------
Net increase / (decrease)             (63)    $ (1,941)      28     $    834
                                    =====     ========    =====     ========

-----------------------------       ------------------    ------------------
LOW-DURATION                             1/1/08 -              1/1/07 -
   CORE PLUS BOND FUND                   6/30/08               12/31/07
-----------------------------       ------------------    ------------------
CLASS X
Shares sold                            --     $     --       --     $     --
Reinvestment of distributions          33          314       67          658
Redemptions                          (142)      (1,340)      --           --
                                    -----     --------    -----     --------
Net increase / (decrease)            (109)    $ (1,026)      67     $    658
                                    =====     ========    =====     ========
CLASS Y
Shares sold                            --     $     --       --     $     --
Reinvestment of distributions          15          145       32          313
Redemptions                          (569)      (5,388)      --           --
                                    -----     --------    -----     --------
Net increase / (decrease)            (554)    $ (5,243)      32     $    313
                                    =====     ========    =====     ========

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


6. 10% SHAREHOLDERS
   At June 30, 2008, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the funds as detailed below.

                                                % OF SHARES       NUMBER OF
                                                OUTSTANDING       ACCOUNTS
                                                -----------       ---------
        Institutional Bond Fund
             Class X .....................          12%                1
             Class Y .....................          21%                2

        Low-Duration Core Plus Bond Fund
             Class X .....................         100%                1
             Class Y .....................         100%                1

   The two Class Y shareholder accounts in the Institutional Bond Fund are affiliated with PNX.

   The two shareholder accounts in the Low-Duration Core Plus Bond Fund are affiliated with PNX.

7. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

8. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments, where applicable.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At June 30, 2008, the Funds held the following illiquid and restricted securities (reported in 000s):


                                                                    MARKET          % OF
                                   ACQUISITION    ACQUISITION      VALUE AT     NET ASSETS AT
                                       DATE          COST       JUNE 30, 2008   JUNE 30, 2008
                                   -----------    -----------   -------------   -------------
   INSTITUTIONAL BOND FUND
   Greenwich Structured ARM
     Products 05-5A, N2 144A
     6.612%, 9/27/45 ...........      2/28/06         $449           $297           0.4%
   MASTR Alternative
     Net Interest Margin Trust
     05-CWIA, N1 144A
     6.750%, 12/26/35 ..........     11/18/05           31              5           0.0%
   Northampton Pulp
     LLC .......................     12/30/99          184              0           0.0%

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

9. INDEMNIFICATIONS
   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2008 (UNAUDITED) (CONTINUED)


11. FEDERAL INCOME TAX INFORMATION
    (reported in 000s)

   The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                   EXPIRATION YEAR

                                         2008      2011     2013      2014     TOTAL
   ------------------------------------------------------------------------------------
   Institutional Bond Fund             $2,195      $364     $ --      $408     $2,967
   Low-Duration Core Plus Bond Fund        --        --       82        88        170

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

12. RECENTLY ISSUED ACCOUNTING STANDARDS
   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

13. OTHER
   On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX's shareholders. The Funds' Administrator and Transfer Agent, PEPCO, a subsidiary of PXP, and the Funds' Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off. Goodwin, the subadviser to the Funds, is not a part of the spin-off and will remain a subsidiary of PNX and is expected to continue as subadviser to the Funds.

14. SUBSEQUENT EVENT
   On June 4, 2008, the Board of Trustees of the Phoenix Institutional Mutual Funds voted to liquidate the Phoenix Low-Duration Core Plus Bond Fund. Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund.
   The Phoenix Low-Duration Core Plus Bond Fund was then closed to new investors and additional investor deposits, and on July 30, 2008, the Fund was liquidated at its net asset value.

                         THIS PAGE INTENTIONALLY BLANK.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PHOENIX


Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480

                                                            ---------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             LANCASTER, PA
                                                              PERMIT 1793
                                                            ---------------



For more information about
Phoenix mutual funds, please call
your financial representative,
contact us at 1-800-243-1574 or
visit PHOENIXFUNDS.COM.




PXP091
BPD35570                                                                    8-08

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Institutional Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     September 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     September 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     September 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.